Taxation (Details) - Schedule of Income Tax Benefit (Expense) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Benefit Expense [Abstract]
Current	$ 1,794	$ (343)
Deferred	(789)	284	445
Income tax expense	$ 1,005	$ (59)	$ 445